Taxes On Income (Schedule Of Deferred Taxes As Reflected In The Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current deferred income tax assets	$ 35,735	$ 31,801
Current deferred income tax liabilities	278	479
Non-current deferred income tax assets	35,695	31,465
Non-current deferred income tax liabilities	$ 28,969	$ 30,639